Basis of preparation and presentation of the Unaudited Condensed Consolidated Interim Financial Statements	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation and presentation of the Unaudited Condensed Consolidated Interim Financial Statements

2	Basis of preparation and presentation of the Unaudited Condensed Consolidated Interim Financial Statements

Presentation of the Unaudited Condensed Consolidated Interim Financial Information

The Unaudited Condensed Consolidated Interim Financial Statements have been prepared and presented in accordance with International Accounting Standard 34, Interim Financial Reporting, within the framework of International Financial Standards as issued by the International Accounting Standards Board.

The Unaudited Condensed Consolidated Interim Financial Statements do not include all the notes and reporting required by the standards for the annual financial statements, and accordingly, should be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2023 as filed with the SEC on May 3rd, 2024. Therefore, in these Unaudited Condensed Consolidated Interim Financial Statements, the notes below were either not presented or are not as detailed as and/or have the same references as those in the annual financial statements (according to numerical references):

i.	Summary of significant accounting policies (Note 3);
ii.	Changes in accounting practices and disclosures (Note 4);
iii.	Risk management – Financial instruments (Note 5.4);
iv.	Key accounting estimates and judgments (Note 6);
v.	Related-party balances and transactions (Note 11);
vi.	Investments (Note 12);
vii.	Intangible assets (Note 15);
viii.	Borrowings and financing (Note 17);
ix.	Deferred taxes and contributions (Note 19);
x.	Provisions (Note 20);
xi.	Pension plan obligations (Note 22);
xii.	Equity (Note 24);
xiii.	Insurance (Note 27);

All material information related to the Unaudited Condensed Consolidated Interim Financial Statements, and this information alone, is being disclosed and corresponds to the information used by the Company’s Management in its administration.

The amounts disclosed in the Notes to the Unaudited Condensed Consolidated Interim Financial Statements are in thousands of Brazilian reais, unless otherwise stated.